CONSOLIDATED BALANCE SHEETS (USD $) In Thousands, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011
ASSETS
Cash and due from financial institutions	$ 46,131	$ 52,127
Securities available for sale	203,961	204,633
Loans held for sale	1,873	598
Loans, net of allowance of $19,742 and $21,257	795,811	764,011
Other securities	15,567	15,388
Premises and equipment, net	17,166	17,774
Accrued interest receivable	3,709	3,787
Goodwill	21,720	21,720
Other intangible assets	3,139	4,113
Bank owned life insurance	18,590	17,963
Other assets	9,304	10,863
Total assets	1,136,971	1,112,977
Deposits
Noninterest-bearing	202,416	189,382
Interest-bearing	723,973	711,864
Total deposits	926,389	901,246
Federal Home Loan Bank advances	40,261	50,295
Securities sold under agreements to repurchase	23,219	19,029
Subordinated debentures	29,427	29,427
Accrued expenses and other liabilities	13,695	10,452
Total liabilities	1,032,991	1,010,449
SHAREHOLDERS' EQUITY
Preferred stock, $1,000 liquidation preference, 200,000 shares authorized, 23,184 issued	23,184	23,151
Common stock, no par value, 10,000,000 shares authorized, 8,455,881 shares issued	114,365	114,447
Accumulated deficit	(14,687)	(17,667)
Treasury stock, 747,964 shares at cost	(17,235)	(17,235)
Accumulated other comprehensive income	(1,647)	(168)
Total shareholders' equity	103,980	102,528
Total liabilities and shareholders' equity	$ 1,136,971	$ 1,112,977